19. Employee benefits (post-employment) (Detail 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Quoted prices in active markets	$ 6,752
Unquoted prices	$ 352
%	100.00%	100.00%
Total fair value	$ 11,575	$ 11,575
Receivables [member]
Disclosure of net defined benefit liability (asset) [line items]
Quoted prices in active markets
Unquoted prices	$ 847
%	8.00%	7.00%
Total fair value	$ 847	$ 963
Fixed income [member]
Disclosure of net defined benefit liability (asset) [line items]
Quoted prices in active markets	4,372
Unquoted prices	$ 2,814
%	62.00%	62.00%
Total fair value	$ 7,186	$ 8,786
Government bonds [member]
Disclosure of net defined benefit liability (asset) [line items]
Quoted prices in active markets	4,372
Unquoted prices	$ 452
%
Total fair value	$ 4,824	$ 6,179
Fixed income funds [member]
Disclosure of net defined benefit liability (asset) [line items]
Quoted prices in active markets
Unquoted prices	$ 1,500
%
Total fair value	$ 1,500	$ 1,608
Other investments [member]
Disclosure of net defined benefit liability (asset) [line items]
Quoted prices in active markets
Unquoted prices	$ 862
%
Total fair value	$ 862	$ 999
Variable income [member]
Disclosure of net defined benefit liability (asset) [line items]
Quoted prices in active markets	2,377
Unquoted prices	$ 137
%	21.00%	21.00%
Total fair value	$ 2,514	$ 2,905
Other investments [member]
Disclosure of net defined benefit liability (asset) [line items]
Quoted prices in active markets	2,377
Unquoted prices
%
Total fair value	$ 2,377	$ 2,753
Common and preferred shares [member]
Disclosure of net defined benefit liability (asset) [line items]
Quoted prices in active markets
Unquoted prices	$ 137
%
Total fair value	$ 137	$ 152
Structured investments [member]
Disclosure of net defined benefit liability (asset) [line items]
Quoted prices in active markets	3
Unquoted prices	$ 110
%	1.00%	1.00%
Total fair value	$ 113	$ 185
Real estate properties [member]
Disclosure of net defined benefit liability (asset) [line items]
Quoted prices in active markets
Unquoted prices	$ 563
%	5.00%	5.00%
Total fair value	$ 563	$ 767
Loans to participants [member]
Disclosure of net defined benefit liability (asset) [line items]
Quoted prices in active markets
Unquoted prices	$ 352
%	3.00%	3.00%
Total fair value	$ 14,075	$ 469